5. Financial risk management (Details 3) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ARS ($)
SummaryOfFinancialRiskManagementLineItems [Line Items]
Total loans	$ 9,856,665	$ 12,716,656	$ 9,678,949
Decrease in the profit (loss) due to a 1% increase in floating interest rates	(3,202)	(6,521)
Increase in the profit (loss) due to a 1% decrease in floating interest rates	3,202	6,521
US dollar
SummaryOfFinancialRiskManagementLineItems [Line Items]
Total loans	9,856,665	12,716,656
Fixed rate
SummaryOfFinancialRiskManagementLineItems [Line Items]
Total loans	8,340,891	9,779,750
Fixed rate | US dollar
SummaryOfFinancialRiskManagementLineItems [Line Items]
Total loans	8,340,891	9,779,750
Floating rate
SummaryOfFinancialRiskManagementLineItems [Line Items]
Total loans	1,515,774	2,936,906
Floating rate | US dollar
SummaryOfFinancialRiskManagementLineItems [Line Items]
Total loans	1,515,774	2,936,906
Decrease in the profit (loss) due to a 1% increase in floating interest rates	(3,202)	(6,521)
Increase in the profit (loss) due to a 1% decrease in floating interest rates	$ 3,202	$ 6,521